Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments And Joint Ventures [Abstract]
Summarized Financial Information - Balance Sheet Data

	December 31, 2015			December 31, 2014
Balance Sheet	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Cash and cash equivalents, including restricted cash	$37,834	$11,839	$17,366	$30,877	$12,042	$—
Current assets	45,860	14,782	22,539	31,742	13,764	—
Non-current assets	434,708	179,023	245,154	353,920	190,638	—
Current liabilities	4,078	15,377	16,897	18,113	15,649	—
Long- term debt including current portion, net of deferred finance costs and discount	197,819	96,580	129,185	124,087	107,034	—
Financial liabilities at fair value (*)	—	68,535	23,568	—	68,764	—
Non-current liabilities	197,176	182,537	173,543	114,065	191,744	—

(*)representing the fair value of Junior Loan I and Junior Loan II, respectively.

Summarized Financial Information - Income Statement Data
	Year Ended December 31, 2015			For the period November 18, 2014 to December 31, 2014	Year Ended December 31, 2014		Year Ended December 31, 2013
Income Statement	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II	Navios Midstream	Navios Europe I	Navios Europe II
Revenue	$83,362	$41,437	$20,767	$7,643	$35,119	$—	$—	$1,152	$—
Net income/ (loss) before non-cash change in fair value of Junior Loan	27,072	(1,347)	1,673	2,551	(5,061)	—	—	(355)	—
Net income/ (loss)	27,072	(1,118)	77,252	2,551	(1,896)	—	—	(1,096)	—